Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Concentrate stockpiles	$ 1,682	$ 2,640
Leach pad and gold-in-circuit	7,851
Dore bars	1,796
Ore stockpiles	11,640	6,085
Materials and supplies	22,020	8,599
Total Inventory	44,989	17,324
Less: non-current portion (note 12)	(9,715)	(2,355)
Current inventories	35,274	14,969
Cost of inventories recognised as expense during period	160,138	169,711
Lindero Reporting Segment [member]
Disclosure of operating segments [line items]
Less: non-current portion (note 12)	$ (9,715)	$ (2,355)